Property, Plant and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 5. Property, Plant and Equipment, Net

Property, plant and equipment consist of the following:

	March 31,	December 31,
	2014	2013

Building	$34,692	$34,710
Machinery and equipment	60,812	61,539
Office equipment and software	3,169	3,221
Vehicles	1,231	1,193
Furniture and fixtures	1,902	1,888
Total property, plant and equipment	101,806	102,551
Accumulated depreciation and amortization	(28,864)	(27,403)
Net value of property and equipment	72,942	75,148
Land	11,995	12,234
Total property, plant and equipment, net	$84,937	$87,382

Depreciation and amortization expense, inclusive of capital lease amortization, for the three month periods ended March 31, 2014 and 2013 amounted to $1,952 and $1,625, respectively.

As of May 2014, the Company had closed on its contract executed in 2013 for the purchase of land adjacent to the Company’s current facilities for approximately $7.3 million. This purchase brings the Company’s total manufacturing facilities to approximately 2.3 million square feet.

Note 8. Property, Plant and Equipment, Net

Property, plant and equipment consist of the following:

	December 31,
	2013	2012
Building	$34,710	$33,891
Machinery and equipment	61,539	47,585
Office equipment and software	3,221	1,773
Vehicles	1,193	885
Furniture and fixtures	1,888	2,872
Total property, plant and equipment	102,551	87,006
Accumulated depreciation and amortization	(27,403)	(26,802)
Net value of property and equipment	75,148	60,204
Land	12,234	2,828
Total property, plant and equipment, net	$87,382	$63,032

Depreciation and amortization expense, inclusive of capital lease amortization, for the years ended December 31, 2013 and 2012 amounted to $7,238 and $7,668, respectively.